Credit facilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expense	$ 91,446	$ 136,757	$ 106,130